LEASE LIABILITIES (Schedule of Finance Lease Liabilities Payable) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Lease Liabilities Related To Right Of Use Assets Member
Disclosure of maturity analysis of operating lease payments [line items]
Minimum Finance Lease Payments Payable	$ 15,306	$ 17,196
Interest Expense On Lease Liabilities 1	2,740	3,298
Minimum Finance Lease Payments Payable At Present Value	12,566	13,898
Sale and leaseback liabilities [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum Finance Lease Payments Payable		46
Interest Expense On Lease Liabilities 1		1
Minimum Finance Lease Payments Payable At Present Value		45
Less than one year [Member] | Lease Liabilities Related To Right Of Use Assets Member
Disclosure of maturity analysis of operating lease payments [line items]
Minimum Finance Lease Payments Payable	2,221	2,249
Interest Expense On Lease Liabilities 1	577	618
Minimum Finance Lease Payments Payable At Present Value	1,644	1,631
Less than one year [Member] | Sale and leaseback liabilities [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum Finance Lease Payments Payable		46
Interest Expense On Lease Liabilities 1		1
Minimum Finance Lease Payments Payable At Present Value		45
In more than one year, but not more than two [Member] | Lease Liabilities Related To Right Of Use Assets Member
Disclosure of maturity analysis of operating lease payments [line items]
Minimum Finance Lease Payments Payable	2,243	2,240
Interest Expense On Lease Liabilities 1	498	561
Minimum Finance Lease Payments Payable At Present Value	1,745	1,679
In more than one year, but not more than two [Member] | Sale and leaseback liabilities [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum Finance Lease Payments Payable		0
Interest Expense On Lease Liabilities 1		0
Minimum Finance Lease Payments Payable At Present Value		0
In more than two years but not more than five [Member] | Lease Liabilities Related To Right Of Use Assets Member
Disclosure of maturity analysis of operating lease payments [line items]
Minimum Finance Lease Payments Payable	5,442	5,739
Interest Expense On Lease Liabilities 1	1,017	1,217
Minimum Finance Lease Payments Payable At Present Value	4,425	4,522
In more than two years but not more than five [Member] | Sale and leaseback liabilities [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum Finance Lease Payments Payable		0
Interest Expense On Lease Liabilities 1		0
Minimum Finance Lease Payments Payable At Present Value		0
More than five years [Member] | Lease Liabilities Related To Right Of Use Assets Member
Disclosure of maturity analysis of operating lease payments [line items]
Minimum Finance Lease Payments Payable	5,400	6,968
Interest Expense On Lease Liabilities 1	648	902
Minimum Finance Lease Payments Payable At Present Value	$ 4,752	6,066
More than five years [Member] | Sale and leaseback liabilities [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum Finance Lease Payments Payable		0
Interest Expense On Lease Liabilities 1		0
Minimum Finance Lease Payments Payable At Present Value		$ 0